UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2011.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		9/30/11

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  81,990 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

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Form 13F Information Table

                               Title of            Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip       (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
-------------------------------------------------  --------------------    ----    ------  ----    ------------------------

Bunge Ltd                      COM     G16962105       1057   18125SH              Sole               18125
Covidien PLC                   COM     G2552X108       1311   29738SH              Sole               29738
Check Point Software           COM     M22465104       1733   32839SH              Sole               32839
Core Laboratories              COM     N22717107       1261   14035SH              Sole               14035
Allergan                       COM     018490102       1842   22358SH              Sole               22358
American Water Works           COM     030420103       1750   57979SH              Sole               57979
Apple Computer                 COM     037833100       6408   16806SH              Sole               16806
BioSante Pharmaceuticals Inc   COM     09065V203         51   22500SH              Sole               22500
Broadcom Corp A                COM     111320107       1283   38554SH              Sole               38554
CIFC Corp REIT                 COM     125471102        134   31000SH              Sole               31000
Cleco Corp                     COM     12561W105       1902   55723SH              Sole               55723
Caterpillar                    COM     149123101        958   12976SH              Sole               12976
Chevron Corp                   COM     166764100       2145   23169SH              Sole               23169
Cliffs Natural Resources       COM     18683K101        754   14732SH              Sole               14732
Coca-Cola Co                   COM     191216100        811   12010SH              Sole               12010
Cognizant Technology           COM     192446102       1767   28180SH              Sole               28180
ConocoPhillips                 COM     20825C104       1985   31344SH              Sole               31344
Corn Products Int'l Inc        COM     219023108       1127   28712SH              Sole               28712
Costco Wholesale               COM     22160K105       2168   26397SH              Sole               26397
Crown Holdings Inc             COM     228255105       1393   45494SH              Sole               45494
Cullen/Frost Bankers Inc       COM     229899109       1727   37655SH              Sole               37655
Cummins Engine                 COM     231021106       1484   18176SH              Sole               18176
Diageo plc ADS                 COM     25243Q205       1755   23115SH              Sole               23115
Walt Disney Co                 COM     254687106       2301   76278SH              Sole               76278
Discover Financial Services    COM     254709108       1693   73821SH              Sole               73821
Dover Corporation              COM     260003108       1532   32876SH              Sole               32876
E I duPont                     COM     263534109       1612   40340SH              Sole               40340
Ennis Inc                      COM     293389102        282   21561SH              Sole               21561
Exxon Mobil                    COM     30231G102       1185   16316SH              Sole               16316
HollyFrontier Corp             COM     435758305       1337   51002SH              Sole               51002
Home Depot                     COM     437076102       1690   51413SH              Sole               51413
International Business Machine COM     459200101       2111   12070SH              Sole               12070
International Flavors & Fragra COM     459506101       1742   30991SH              Sole               30991
Intuitive Surgical             COM     46120E602       1872    5138SH              Sole                5138
J P Morgan Chase & Co          COM     46625H100       2098   69646SH              Sole               69646
Johnson & Johnson              COM     478160104        724   11372SH              Sole               11372
McDonalds Corp                 COM     580135101       2069   23562SH              Sole               23562
The Mosaic Company             COM     61945C103       1190   24303SH              Sole               24303
Newmont Mining                 COM     651639106       1933   30710SH              Sole               30710
Novartis                       COM     66987V109       1242   22268SH              Sole               22268
Oracle Systems                 COM     68389X105        559   19456SH              Sole               19456
PPG Industries                 COM     693506107       1742   24654SH              Sole               24654
Rick's Cabaret                 COM     765641303        200   30000SH              Sole               30000
Union Pacific Corp             COM     907818108       1169   14314SH              Sole               14314
United Parcel Service          COM     911312106       1236   19580SH              Sole               19580
VeriFone Holdings              COM     92342Y109       1178   33650SH              Sole               33650
Verizon Communications         COM     92343V104       1536   41740SH              Sole               41740
Visa Inc                       COM     92826C839       1279   14915SH              Sole               14915
Walgreen                       COM     931422109       2416   73451SH              Sole               73451
WebMediaBrands Inc             COM     94770W100       2017 3361826SH              Sole             3361826
WellPoint Health Networks      COM     94973V107       1361   20856SH              Sole               20856
Wyndham Worldwide Corp         COM     98310W108       1812   63552SH              Sole               63552
Yum Brands Inc                 COM     988498101       2066   41822SH              Sole               41822

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